Trade accounts and other payables	12 Months Ended
Dec. 31, 2013
Trade accounts and other payables [Abstract]
Trade Accounts And Other Payables [Text Block]

11.	Trade Accounts and Other Payables:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2013	December 31, 2012
Creditors	1,631	2,013
Insurances	161	228
Other	356	273
Total	2,148	2,514